Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000162154 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000162154 | Stryker Corp.FR_863667101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162154 | Cadence Design Systems, Inc.FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000162154 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000162154 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162154 | Motorola Solutions, Inc.FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162154 | Marriott International, Inc.FR_571903202
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162154 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162154 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162154 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162154 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	31.80%
C000162154 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.30%
C000162154 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000162154 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	8.40%
C000162154 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.30%
C000162154 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.30%
C000162154 | Sector Fixed IncomeGovernment
Holdings [Line Items]
Percent of Total Investments	43.90%
C000162154 | Sector Fixed IncomeResidential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	20.10%
C000162154 | Sector Fixed IncomeFinancial
Holdings [Line Items]
Percent of Total Investments	11.00%
C000162154 | Sector Fixed IncomeConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	6.40%
C000162154 | Sector Fixed IncomeConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	4.30%
C000162154 | Sector Fixed IncomeCommunications
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162154 | Sector Fixed IncomeEnergy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162154 | Sector Fixed IncomeTechnology
Holdings [Line Items]
Percent of Total Investments	2.00%
C000162154 | Sector Fixed IncomeUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000162154 | Sector Fixed IncomeBasic Materials
Holdings [Line Items]
Percent of Total Investments	1.70%
C000162154 | Sector Fixed IncomeIndustrial
Holdings [Line Items]
Percent of Total Investments	1.40%
C000162154 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000162154 | AssetBonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000162154 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020616 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020616 | Stryker Corp.FR_863667101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020616 | Cadence Design Systems, Inc.FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020616 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020616 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020616 | Motorola Solutions, Inc.FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020616 | Marriott International, Inc.FR_571903202
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020616 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020616 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020616 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020616 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	31.80%
C000020616 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.30%
C000020616 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000020616 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	8.40%
C000020616 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.30%
C000020616 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.30%
C000020616 | Sector Fixed IncomeGovernment
Holdings [Line Items]
Percent of Total Investments	43.90%
C000020616 | Sector Fixed IncomeResidential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	20.10%
C000020616 | Sector Fixed IncomeFinancial
Holdings [Line Items]
Percent of Total Investments	11.00%
C000020616 | Sector Fixed IncomeConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	6.40%
C000020616 | Sector Fixed IncomeConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	4.30%
C000020616 | Sector Fixed IncomeCommunications
Holdings [Line Items]
Percent of Total Investments	3.90%
C000020616 | Sector Fixed IncomeEnergy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000020616 | Sector Fixed IncomeTechnology
Holdings [Line Items]
Percent of Total Investments	2.00%
C000020616 | Sector Fixed IncomeUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020616 | Sector Fixed IncomeBasic Materials
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020616 | Sector Fixed IncomeIndustrial
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020616 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000020616 | AssetBonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000020616 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%